Leases - Schedule of Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Leases [Abstract]
Operating cash flows from operating leases	¥ 8,734	¥ 11,497
Non-cash right-of-use assets in exchange for new lease liabilities:	¥ 3,696	¥ 16,171
Weighted average remaining lease term	1 year 4 months 28 days	1 year 5 months 12 days
Weighted average discount rate	4.13%	4.14%
Short-term lease cost	¥ 2,701	¥ 249